Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard
Index Funds and Shareholders of
Vanguard Total Stock Market Index
Fund
Vanguard Small-Cap Value Index
Fund
Vanguard Small-Cap Growth Index
Fund and
Vanguard Small-Cap Index Fund

In planning and performing our audits
of the financial statements of
Vanguard Total Stock Market Index
Fund, Vanguard Small-Cap Value
Index Fund, Vanguard Small-Cap
Growth Index Fund and Vanguard
Small-Cap Index Fund (four of the
funds constituting Vanguard Index
Funds, hereafter collectively referred
to as the "Funds") as of and for the
year ended December 31, 2023, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds' internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but not
for the purpose of expressing an
opinion on the effectiveness of the
Funds' internal control over financial
reporting. Accordingly, we do not
express an opinion on the
effectiveness of the Funds' internal
control over financial reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with generally
accepted accounting principles. A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of records
that, in reasonable detail, accurately
and fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds'
internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the
PCAOB. However, we noted no
deficiencies in the Funds' internal
control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2023.




This report is intended solely for the
information and use of the Board of
Trustees of Vanguard Index Funds
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.


/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024